                           ING VARIABLE PRODUCTS TRUST
                        ING VP High Yield Bond Portfolio

                         Supplement dated July 29, 2005
   to the Adviser Class Prospectus, Class I Prospectus, and Class S Prospectus
                            Each dated April 29, 2005

Effective July 29, 2005, the Board of Trustees approved a primary benchmark change for ING VP High Yield Bond Portfolio. As such, the Prospectuses are revised as follows:

1. The subsection entitled "Average Annual Total Returns" under the section entitled "ING VP High Yield Bond Portfolio - How the Portfolio has Performed" on page 9 of the Adviser Class Prospectus is deleted in its entirety and replaced with the following:

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance -- the Lehman Brothers High Yield Bond Index and the Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index ("Composite Index").

                                                                                             1 YEAR     5 YEARS     10 YEARS
CLASS I                                                                                     %   7.39      1.82        4.47
Lehman Brothers High Yield Bond Index (reflects no deduction for fees or expenses)(2)       %  11.13      6.97        8.13
Lehman Brothers High Yield Bond - 2% Issuer Constrained
  Composite Index (reflects no deduction for fees or expenses)(3)                           %  11.14      7.24        8.27

(1) This table shows performance of the Class I shares of the Portfolio, revised to reflect the higher expenses of ADV Class shares, because ADV Class shares of the Portfolio did not commence operations as of December 31, 2004. See footnote (2) to the bar chart above.
(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.
(3) The Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers High Yield Bond Index.

2. The subsection entitled "Average Annual Total Returns" under the section entitled "ING VP High Yield Bond Portfolio - How the Portfolio has Performed" on page 19 of the Class I Prospectus is deleted in its entirety and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance -- the Lehman Brothers High Yield Bond Index and the Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index ("Composite Index").

                                                                                             1 YEAR     5 YEARS     10 YEARS
CLASS I                                                                                     %   7.89      2.34        4.99
Lehman Brothers High Yield Bond Index (reflects no deduction for fees or expenses)(1)       %  11.13      6.97        8.13
Lehman Brothers High Yield Bond - 2% Issuer Constrained
   Composite Index (reflects no deduction for fees or expenses)(2)                          %  11.14      7.24        8.27

(1) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.
(2) The Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers High Yield Bond Index.

3. The subsection entitled "Average Annual Total Returns" under the section entitled "ING VP High Yield Bond Portfolio - How the Portfolio has Performed" on page 21 of the Class S Prospectus is deleted in its entirety and replaced with the following:

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance -- the Lehman Brothers High Yield Bond Index and the Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index ("Composite Index ").

                                                                                             1 YEAR     5 YEARS     10 YEARS
CLASS I                                                                                     %   7.66      2.08        4.73
Lehman Brothers High Yield Bond Index (reflects no deduction for fees or expenses)(2)       %  11.13      6.97        8.13
Lehman Brothers High Yield Bond - 2% Issuer Constrained
  Composite Index (reflects no deduction for fees or expenses)(3)                           %  11.14      7.24        8.27

(1) This table shows performance of the Class I shares of the Portfolio, revised to reflect the higher expenses of Class S shares, because Class S shares of the Portfolio had not yet commenced operations as of December 31, 2004. See footnote (2) to the bar chart above.
(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.
(3) The Lehman Brothers High Yield Bond - 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers High Yield Bond Index.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE